Consolidated Statements of Comprehensive Income - AUD ($)		12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2020
Revenue
License revenue		$ 170,369	[1]	$ 0	$ 7,486,444	[1]
Other income
Research material sales		84,018		312,841	279,805
Grant income		4,459,974		3,549,965	5,973,034
Net gain on foreign exchange		1,228,122		0	346,331
Net gain on fair value movement of warrants		591,070		0	2,214,813
Interest income		224,520		105,327	199,541
Total revenue and other income		6,758,073		3,968,133	16,499,968
Expenses
Research & development and intellectual property		(31,341,576)		(17,236,780)	(22,472,648)
Corporate administrative expenses		(7,210,123)		(6,282,105)	(6,338,652)
Net loss on fair value movement of warrants		0		(8,663,013)	0
Net loss on foreign exchange		0		(507,042)	0
Finance costs		(92,430)		(9,825)	(10,457)
Changes in fair value of convertible note liability		(324,736)		(1,171,959)	(1,146,406)
Loss before income tax expense		(32,210,792)		(29,902,591)	(13,468,195)
Income tax (expense)/ benefit	[2]	(34)		(33)	(37)
Loss after income tax expense for the year		(32,210,826)		(29,902,624)	(13,468,232)
Other Comprehensive Income/(Loss)
Exchange differences on the translation of foreign operations		(922,327)		(580,408)	99,957
Other comprehensive income/(loss) for the year net of tax		(922,327)		(580,408)	99,957
Total comprehensive income/(loss) for the year		(33,133,153)		(30,483,032)	(13,368,275)
Loss for the year is attributable to:
Owners of Immutep Limited		(32,210,826)		(29,902,624)	(13,468,232)
Loss after income tax expense for the year		(32,210,826)		(29,902,624)	(13,468,232)
Total comprehensive loss for the year is attributable to:
Owners of Immutep Limited		(33,133,153)		(30,483,032)	(13,368,275)
Total comprehensive income/(loss) for the year		$ (33,133,153)		$ (30,483,032)	$ (13,368,275)
Basic loss per share		$ (0.0379)		$ (0.0503)	$ (0.0326)
Diluted loss per share		$ (0.0379)		$ (0.0503)	$ (0.0326)

[1]	Licensing revenue relates mainly of GSK milestone payment of GBP 4.0 million (A$7.5 million) received in fiscal year 2020 related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.
[2]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.